Regulatory charges -Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Global Reversion Reserve (RGR)	R$ 28	R$ 28
Energy Development Account (CDE)	133	127
Grantor inspection fee - ANEEL	3	3
Energy Efficiency Program	187	221
Research and development (R&D)	150	126
Energy System Expansion Research	5	4
National Scientific and Technological Development Fund	9	8
Proinfa - Alternative Energy Program	9	10
Royalties for use of water resources	11	10
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	8	4
Others	5	5
Liability	577	575
Current liabilities	487	510
Non-current liabilities	R$ 90	R$ 65